Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net gain (loss) on derivatives, tax	$ (5,420)	$ 14,425	$ (22,686)
Actuarial gain (loss) on pension obligations, tax	$ (332)	$ 48	$ (4,108)